Document and Entity Information	Nov. 17, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2020
Entity File Number	001-39580
Entity Registrant Name	Immunome, Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0694340
Entity Address, Address Line One	665 Stockton Drive
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	321-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001472012
Amendment Flag	false